RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Tables)	6 Months Ended
Jun. 30, 2013
Reclassification From Accumulated Other Comprehensive Income Into Net Income Tables
Schedule of reclassification from accumulated other comprehensive income into net income

The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Statement of Income Location	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Reclassification of net realized (gain) loss on securities into earnings	Gain on settlement of securities	$(58)	$(58)
Reclassification of net realized (gain) loss on securities into earnings	Other-than-temporary impairment on securities	3,756	3,756

Total reclassifications		$3,698	$3,698